Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	$ 22,239,000	$ 18,460,000	$ 11,785,000
United States of America [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	21,785,000	17,760,000	10,878,000
The Netherlands [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	195,000	352,000	339,000
Belgium [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	26,000	29,000	32,000
Spain [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	110,000	132,000	194,000
Poland [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	23,000	16,000	38,000
Italy [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	15,000	38,000	43,000
Rest of EU [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	72,000	112,000	197,000
Rest of the world [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	$ 13,000	$ 21,000	$ 64,000